Offerings - Offering: 1	Feb. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 179,022,632.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,723.03
Offering Note	N/A